Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic Net Income (Loss) Per Share of Common Stock

	Six Months Ended September 30,
	2019	2018
Basic net income (loss) per share:
Numerator:
Net income (loss)	$(131,451)	$(36,092)
Denominator:
Weighted average common shares outstanding	99,897,191	75,555,700
Minimum shares issuable under purchase contracts	9,214,662	—

	109,111,853	75,555,700

Basic net income (loss) per share	$(1.20)	$(0.48)

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period from June 22, 2016 (inception) to March 31, 2017
Basic net income per share:
Numerator:
Net income (loss)	$(52,012)	$60,955	$(26,294)
Denominator:
Weighted average common shares outstanding	75,513,130	75,590,613	8,268,077
Basic net income (loss) per share	$(0.69)	$0.81	$(3.18)
Diluted net income per share:
Numerator:
Net income (loss)	$(52,012)	$60,955	$(26,294)
Denominator:
Number of shares used in basic computation	75,513,130	75,590,613	8,268,077
Weighted average effect of dilutive securities
Add:
Replacement Time-Vesting Options	—	2,051,346	—
Replacement Restricted Share Units	—	28,440	—
RSUs	—	130,697	—
	75,513,130	77,801,096	8,268,077
Diluted net income (loss) per share	$(0.69)	$0.78	$(3.18)

Antidilutive Securities Excluded from Diluted Net Income (Loss) Per Share

	Six Months Ended September 30,
	2019	2018
Incremental shares issuable under purchase contracts	1,842,875	—
Time-Vesting Options	1,405,556	1,839,878
Restricted Stock Units	454,373	—

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period from June 22, 2016 (inception) to March 31, 2017
Time-Vesting Options	—	4,570,624	—
Replacement Time-Vesting Options	1,869,456	—	5,790,257
Replacement Restricted Share Units	—	—	75,840